DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Liabilities
Schedule of derivative liabilities

Balance, December 31, 2022	$14,690
Change in fair value of derivative liabilities	683
Foreign exchange effect on derivative liability	153
Balance, December 31, 2023	15,526
Change in fair value of derivative liabilities	875
Foreign exchange effect on derivative liability	(1,232)
Balance, December 31, 2024	$15,169

Schedule of assumptions used for derivatives

	2024	2023	2022
Volatility	622.8%	451.9%	322.4%
Expected life	7.6 to 9.13 years	0.13 to 9.42 years	0.41 to 9.99 years
Risk-free interest rate	2.87% - 3.23%	3.09% - 3.88%	3.27% - 4.06%
Dividend yield	0.00%	0.00%	0.00%